Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates	₨ 211,972	$ 2,812	₨ 194,639
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
Attala Systems Corporation [Member]
Investment in debt securities - unquoted
Investment in Attala Systems Corporation	₨ 210,262		₨ 192,929